Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]

	Furniture and Equipment	Computer Equipment	Total
Cost:
At December 31, 2018	$14,249	$41,751	$56,000
Additions	—	—	—
Disposals	—	—	—
At December 31, 2019	14,249	41,751	56,000

Depreciation:
At December 31, 2018	11,433	36,400	47,833
Depreciation	563	1,605	2,168
At December 31, 2019	11,996	38,005	50,001
Net book value at December 31, 2019	$2,253	$3,746	$5,999

	Furniture and Equipment	Computer Equipment	Total

Cost:
At December 31, 2017	$14,249	$41,751	$56,000
Additions	—	—	—
Disposals	—	—	—
At December 31, 2018	14,249	41,751	56,000

Depreciation:
At December 31, 2017	10,729	34,106	44,835
Depreciation	704	2,294	2,998
At December 31, 2018	11,433	36,400	47,833
Net book value at December 31, 2018	$2,816	$5,351	$8,167